Offerings	Mar. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Common Stock Pubco Common Stock
Amount Registered | shares	2,437
Proposed Maximum Offering Price per Unit	11.00
Maximum Aggregate Offering Price	$ 26,807.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3.70
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents the maximum number of shares of common stock, $0.0001 par value per share ("Pubco Common Stock"), of the registrant, Titan Holdings Corp., a Delaware corporation ("Pubco"), issuable to former public shareholders of Compass Digital Acquisition Corp., a Cayman Islands exempted company ("CDAQ"), pursuant to the agreement and plan of merger, dated as of January 6, 2026, by and among CDAQ, Pubco, Titan SPAC Merger Sub Corp., a Cayman Islands exempted company and a direct wholly owned subsidiary of Pubco, Titan Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of Pubco, and Key Mining Corp., a Delaware corporation ("KMC") (as amended, restated or otherwise modified from time to time, the "Merger Agreement," and all of the transactions contemplated thereunder, the "Business Combination). The 110,866 shares of Pubco Common Stock to be issued to public shareholders of CDAQ assumes no redemptions of CDAQ public shares at the closing of the Business Combination (the "Closing"). Represents the sum of (i) 2,217,086 shares of Pubco Common Stock issuable to Compass Digital SPAC LLC, a Delaware limited liability company; (ii) 3,269,623 shares of Pubco Common Stock issuable to HCG Opportunity, LLC, a Delaware limited liability company and the sponsor of CDAQ (the "Sponsor"), which includes (a) 1,560,736 shares in exchange of 1,560,736 founder shares of CDAQ currently held by the Sponsor, (b) 176,587 shares underly the $1,765,872 outstanding balance of the promissory note, dated as of November 21, 2024, in the aggregate principal amount of up to $2,500,000 issued by CDAQ to the Sponsor and (c) 1,532,300 shares to be transferred by the Sponsor to certain investors pursuant to various non-redeeming non-redemption agreements at the Closing; and (iii) 1,350,000 shares of Pubco Common Stock issuable to Polar Multi-Strategy Master Fund ("Polar"), pursuant to that certain subscription agreement, dated September 6, 2023, by and between Polar and the Sponsor and that certain sponsor letter agreement, dated January 6, 2026, by and among CDAQ, KMC and the Sponsor. Pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $11.00, which the last reported sale prices of Class A ordinary shares of CDAQ on the OCTID Basic Market on February 3, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission). Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Common Stock
Amount Registered | shares	110,866
Proposed Maximum Offering Price per Unit	11.00
Maximum Aggregate Offering Price	$ 1,219,526.00
Amount of Registration Fee	$ 168.42
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents the maximum number of shares of common stock, $0.0001 par value per share ("Pubco Common Stock"), of the registrant, Titan Holdings Corp., a Delaware corporation ("Pubco"), issuable to former public shareholders of Compass Digital Acquisition Corp., a Cayman Islands exempted company ("CDAQ"), pursuant to the agreement and plan of merger, dated as of January 6, 2026, by and among CDAQ, Pubco, Titan SPAC Merger Sub Corp., a Cayman Islands exempted company and a direct wholly owned subsidiary of Pubco, Titan Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of Pubco, and Key Mining Corp., a Delaware corporation ("KMC") (as amended, restated or otherwise modified from time to time, the "Merger Agreement," and all of the transactions contemplated thereunder, the "Business Combination). The 110,866 shares of Pubco Common Stock to be issued to public shareholders of CDAQ assumes no redemptions of CDAQ public shares at the closing of the Business Combination (the "Closing"). Pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $11.00, which the last reported sale prices of Class A ordinary shares of CDAQ on the OCTID Basic Market on February 3, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission). Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Common Stock
Amount Registered | shares	6,834,272
Proposed Maximum Offering Price per Unit	11.00
Maximum Aggregate Offering Price	$ 75,176,992.00
Amount of Registration Fee	$ 10,381.94
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents the maximum number of shares of common stock, $0.0001 par value per share ("Pubco Common Stock"), of the registrant, Titan Holdings Corp., a Delaware corporation ("Pubco"), issuable to former public shareholders of Compass Digital Acquisition Corp., a Cayman Islands exempted company ("CDAQ"), pursuant to the agreement and plan of merger, dated as of January 6, 2026, by and among CDAQ, Pubco, Titan SPAC Merger Sub Corp., a Cayman Islands exempted company and a direct wholly owned subsidiary of Pubco, Titan Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of Pubco, and Key Mining Corp., a Delaware corporation ("KMC") (as amended, restated or otherwise modified from time to time, the "Merger Agreement," and all of the transactions contemplated thereunder, the "Business Combination). The 110,866 shares of Pubco Common Stock to be issued to public shareholders of CDAQ assumes no redemptions of CDAQ public shares at the closing of the Business Combination (the "Closing"). Represents the sum of (i) 2,217,086 shares of Pubco Common Stock issuable to Compass Digital SPAC LLC, a Delaware limited liability company; (ii) 3,269,623 shares of Pubco Common Stock issuable to HCG Opportunity, LLC, a Delaware limited liability company and the sponsor of CDAQ (the "Sponsor"), which includes (a) 1,560,736 shares in exchange of 1,560,736 founder shares of CDAQ currently held by the Sponsor, (b) 176,587 shares underly the $1,765,872 outstanding balance of the promissory note, dated as of November 21, 2024, in the aggregate principal amount of up to $2,500,000 issued by CDAQ to the Sponsor and (c) 1,532,300 shares to be transferred by the Sponsor to certain investors pursuant to various non-redeeming non-redemption agreements at the Closing; and (iii) 1,350,000 shares of Pubco Common Stock issuable to Polar Multi-Strategy Master Fund ("Polar"), pursuant to that certain subscription agreement, dated September 6, 2023, by and between Polar and the Sponsor and that certain sponsor letter agreement, dated January 6, 2026, by and among CDAQ, KMC and the Sponsor. Pursuant to Rules 457(c) and 457(f)(1) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $11.00, which the last reported sale prices of Class A ordinary shares of CDAQ on the OCTID Basic Market on February 3, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission). Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pubco Common Stock
Amount Registered | shares	18,623,329
Proposed Maximum Offering Price per Unit	0.00033
Maximum Aggregate Offering Price	$ 6,145.70
Amount of Registration Fee	$ 0.85
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents the maximum number of shares of Pubco Common Stock issuable to stockholders of common stock of KMC, par value $0.001 per share (the "KMC Stock"), in connection with the Business Combination. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. KMC is a private company, no market exists for its securities, and KMC has an accumulated deficit. Therefore, the proposed maximum aggregate offering price of KMC shares is one-third of the aggregate par value of the shares of KMC Stock expected to be exchanged in the Business Combination. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Public Warrants to purchase Pubco Common Stock
Amount Registered | shares	7,080,163
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents 7,080,163 public warrants of CDAQ issued and outstanding, each of which will be assumed by Pubco in connection with the Business Combination and converted into a warrant to acquire one share of Pubco Common Stock ("Public Warrants"). Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Common Stock underlying the Public Warrants and Private Warrants is calculated on the basis of the exercise price of $11.50 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Common Stock and those shares of Pubco Common Stock are included in the registration fee. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Pubco Common Stock underlying Public Warrants
Amount Registered | shares	7,080,163
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 81,421,874.50
Amount of Registration Fee	$ 11,244.36
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents the maximum number of shares of Pubco Common Stock issuable upon exercise of Public Warrants pursuant to their terms. Each whole warrant will entitle the warrant holder to purchase one share of Pubco Common Stock at a price of $11.50 per share. Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Common Stock underlying the Public Warrants and Private Warrants is calculated on the basis of the exercise price of $11.50 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Common Stock and those shares of Pubco Common Stock are included in the registration fee. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Private Placement Warrants to purchase Pubco Common Stock
Amount Registered | shares	4,832,065
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents 4,832,065 private placement warrants of CDAQ issued and outstanding, each of which will be assumed by Pubco in connection with the Business Combination and converted into a warrant to acquire one share of Pubco Common Stock (the "Private Warrants"). Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Common Stock underlying the Public Warrants and Private Warrants is calculated on the basis of the exercise price of $11.50 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Common Stock and those shares of Pubco Common Stock are included in the registration fee. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 8
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Pubco Common Stock underlying Private Placement Warrants
Amount Registered | shares	4,832,065
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 55,568,747.50
Amount of Registration Fee	$ 7,674.04
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents the maximum number of shares of Pubco Common Stock issuable upon exercise of the Private Warrants pursuant to their terms. Each whole warrant will entitle the warrant holder to purchase one share of Pubco Common Stock at a price of $11.50 per share. Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Common Stock underlying the Public Warrants and Private Warrants is calculated on the basis of the exercise price of $11.50 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Common Stock and those shares of Pubco Common Stock are included in the registration fee. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 9
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	KMC Warrants to purchase Pubco Common Stock
Amount Registered | shares	4,358,088
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents 3,513,751 warrants of KMC issued and outstanding, each of which will be assumed by Pubco in connection with the Business Combination and converted into a warrant to acquire one share of Pubco Common Stock ("Investor Warrants"). Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Common Stock underlying the KMC Warrants is calculated on the basis of the weighted average exercise price of $1.91 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Common Stock and those shares of Pubco Common Stock are included in the registration fee. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 10
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Pubco Common Stock underlying KMC Warrants
Amount Registered | shares	4,358,088
Proposed Maximum Offering Price per Unit	1.91
Maximum Aggregate Offering Price	$ 8,323,948.08
Amount of Registration Fee	$ 1,149.54
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents the maximum number of shares of Pubco Common Stock issuable upon exercise of the KMC Warrants. Each whole warrant will entitle the warrant holder to purchase one share of Pubco Common Stock at a weighted average price of $1.91 per share. Pursuant to Rule 457(g) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Common Stock underlying the KMC Warrants is calculated on the basis of the weighted average exercise price of $1.91 per share. Consistent with the response to Question 240.06 of the Securities Act Rules Compliance and Disclosure Interpretations, the registration fee with respect to the warrants has been allocated to the underlying shares of Pubco Common Stock and those shares of Pubco Common Stock are included in the registration fee. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.
Offering: 11
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Pubco Common Stock underlying Stock Options
Amount Registered | shares	1,164,525
Proposed Maximum Offering Price per Unit	2.90
Maximum Aggregate Offering Price	$ 3,377,122.50
Amount of Registration Fee	$ 466.38
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Represents the maximum number of shares of Pubco Common Stock issuable upon exercise of outstanding stock options pursuant to their terms. Pursuant to Rule 457(h) of the Securities Act and solely for the purpose of calculating the registration fee, the proposed maximum aggregate offering price of the Pubco Common Stock underlying the stock options is calculated on the basis of the weighted average exercise price of exercise price of $2.90 per share. Calculated pursuant to Rule 457 under the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.